As filed with the Securities and Exchange Commission on October 7, 2013

1933 Act File No. 333-180314

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☒

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices:)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no.             is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-180314), filed with the Commission on October 7, 2013 (the “Registration Statement”). Parts A and B are incorporated herein by reference to the definitive proxy statement/prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on November             , 2013.

As filed with the Securities and Exchange Commission on October 7, 2013

1933 Act File No. 033-185076

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ☒ Post-Effective Amendment No.

The Huntington Funds

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of Principal Executive Offices)

(800) 544-8347

(Area Code and Telephone Number)

Jay S. Fitton, Esq.

The Huntington National Bank

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester, LLP

1666 K Street, NW

Washington, DC 20006

202-775-1207

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Class A and Trust Shares of beneficial interest, without par value, of the Huntington Situs Fund, a series of the Huntington Funds.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended. It is proposed that this filing will become effective on November 6, 2013, pursuant to Rule 488 under the Securities Act of 1933.

1

2

Acquisition of Assets and Liabilities of

HUNTINGTON MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 253-0412

By and in Exchange for Shares of

HUNTINGTON SITUS FUND

Also a series of

The Huntington Funds

PROSPECTUS/INFORMATION STATEMENT

Dated November 6, 2013

This document is a prospectus/information statement (“Prospectus/Information Statement”). This Prospectus/Information Statement is being furnished to shareholders of the Huntington Mid Corp America Fund (“Huntington Mid Corp America” or “Acquired Fund”), a series of the Huntington Funds (the “Trust”), in connection with the approval by the Board of Trustees of the Trust (collectively, the “Board” or the “Trustees”) of an Agreement and Plan of Reorganization relating to Huntington Mid Corp America.

The Trust is organized as a Delaware statutory trust, and is not required to hold an annual meeting of its shareholders.

THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY.

YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION

STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU

ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The Board has fixed the close of business on December 13, 2013 as the record date for determination of shareholders entitled to receive this Prospectus/Information Statement (“Record Date”). As of the Record Date, the number of shares outstanding for Huntington Mid Corp America was [                ] shares.

GENERAL

The Board has approved an Agreement and Plan of Reorganization (the “Reorganization Plan” or the “Plan”), a copy of which is attached as Exhibit A to this Prospectus/Information Statement, providing for the transfer of all of the assets of Huntington Mid Corp America to the Huntington Situs Fund (“Huntington Situs” or “Acquiring Fund”), a series of the Trust (such actions taken in accordance with the Reorganization Plan being the “Reorganization”). The transfer will involve (a) an exchange of your shares of Huntington Mid Corp America for shares of Huntington Situs, which would be distributed pro rata by Huntington Mid Corp America to the holders of its shares in complete liquidation of Huntington Mid Corp America, and (b) the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America. The total value of your investment will not change as a result of the Reorganization. Immediately after the Reorganization, you will hold the number of full or fractional shares of Huntington Situs which have an aggregate net asset value equal to the aggregate net asset value of the shares of Huntington Mid Corp America you held immediately before the Reorganization.

Huntington Mid Corp America and Huntington Situs (each, a “Fund,” and together, the “Funds”) are each a separate, diversified series of the Trust. The primary investment objectives of the Huntington Mid Corp America and Huntington Situs are substantially similar, as follows:

Portfolio	Investment Objective
Huntington Mid Corp America	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.
Huntington Situs	Seek long-term capital appreciation.

This Prospectus/Information Statement explains concisely the information about Huntington Situs that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Huntington Mid Corp America:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington Mid Corp America, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington Mid Corp America, dated April 30, 2013, as supplemented

Copies are available upon request and without charge if you: • Visit www.huntingtonfunds.com on the internet; or • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or

Semi-Annual Report of the Trust relating to Huntington Mid Corp America Fund, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Mid Corp America for the year ended December 31, 2012

• Call (800) 253-0412 toll-free.

Information about Huntington Situs:	How to Obtain this Information:

Prospectus of the Trust relating to Huntington Situs, dated April 30, 2013, as supplemented

Statement of Additional Information of the Trust relating to Huntington Situs, dated April 30, 2013, as supplemented

Semi-Annual Report of the Trust relating to Huntington Situs, for the period ended June 30, 2013

Annual Report of the Trust relating to Huntington Situs for the year ended December 31, 2012

Copies are available upon request and without charge if you:

•   Visit www.huntingtonfunds.com on the internet; or

•   Write to The Huntington Funds

P.O. Box 6110

Indianapolis, IN 46206-6110; or

•   Call (800) 253-0412 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated October 7, 2013, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to The Huntington Funds P.O. Box 6110 Indianapolis, IN 46206-6110; or • Call (800) 253-0412 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information contained in the Prospectuses of Huntington Mid Corp America and Huntington Situs, each dated April 30, 2013 (SEC File No. 811-5010) are incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated October 7, 2013, relating to this Prospectus/Information Statement and the Reorganization, which includes the Annual Reports of the Trust relating to Huntington Mid Corp America and Huntington Situs for the year ended December 31, 2012 (SEC File No. 811-5010), the Semi-annual Reports of the Trust relating to Huntington Situs and Huntington Mid Corp America for the six month period ended June 30, 2013 (SEC File No. 811-5010), and pro forma financial information of the Trust relating to Huntington Situs for the twelve month period ended June 30, 2013, are each incorporated by reference into this document.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in Huntington Situs:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Information relating to the Funds and the Form of Agreement and Plan of Reorganization which is attached to this Prospectus/Information Statement.

Overview: Reasons for The Reorganization

The Reorganization will combine two series of the Trust with similar investment objectives, Huntington Mid Corp America and Huntington Situs into one and is designed to achieve operating efficiencies due to the spreading of fixed costs over a larger pool of assets in the surviving Fund. The Board, including the Independent Trustees, unanimously approved the

Reorganization Plan based on information requested by the Board and provided by Huntington Asset Advisors, Inc. (the “Advisor”). Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the similarity of investment objectives and the relative performance of the Funds. Huntington Situs outperformed its benchmark for the one and ten year periods ended December 31, 2012, and slightly underperformed its benchmark for the five year period ended December 31, 2012; whereas, Huntington Mid Corp America underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Huntington Situs outperformed Huntington Mid Corp America for the one, three, five and ten year periods ended June 30, 2013. The Trustees also considered the relative asset size of Huntington Mid Corp America, including the benefits of Huntington Mid Corp America joining Huntington Situs. Upon completion of the Reorganization, Huntington Situs may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Mid Corp America and Huntington Situs’ total assets were approximately $145.3 million and $269.3 million, respectively. If the Reorganization is completed, Huntington Situs is expected to have total assets of approximately $414.6 million. The Trustees also reasoned that the Reorganization would likely result in lower expenses for the Huntington Mid Corp America shareholders due to Huntington Situs having lower Total Annual Fund Operating Expenses.

Accordingly, in approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington Mid Corp America would not be diluted as a result of effecting the Reorganization.

Impact of the Reorganization on Huntington Mid Corp America Shareholders

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

•

OPERATING EFFICIENCIES: Upon the reorganization of Huntington Mid Corp America into Huntington Situs, operating efficiencies may be achieved by Huntington Situs because it is expected to have a greater level of assets than is currently in either of the Funds. As of June 30, 2013, Huntington Mid Corp America had total net assets of approximately $145,316,399, while Huntington Situs had total net assets of approximately $269,344,263 as of that date.

•

COST CONSIDERATIONS: Following the Reorganization, the total annual operating expenses of Huntington Situs are expected to be lower than the total annual operating expenses of Huntington Mid Corp America and lower than Huntington Situs prior to the Reorganization. A decrease in the total annual operating expenses of Huntington Situs compared to its pre-reorganization total annual operating expenses is due to the approval of an Expense Limitation Agreement between the Funds and the Advisor wherein the Huntington Situs total annual operating expenses are expected to be 0.33% lower following the Reorganization. While no assurance can be provided, following the Reorganization, the total annual operating expenses of Huntington Situs may decrease over the long-term due to the spreading of fixed costs over a larger pool of assets so that shareholders of Huntington Situs may in the future benefit from lower expenses achieved through economies of scale.

Although Huntington Mid Corp America and Huntington Situs have substantially similar investment objectives and similar principal investment strategies, some of the securities held by Huntington Mid Corp America may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Huntington Situs. If such sales occur, the transaction costs will be borne by Huntington Mid Corp America. Such costs are ultimately borne by the Fund’s shareholders.

Summary of the Agreement and Plan of Reorganization

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of Huntington Mid Corp America to Huntington Situs in exchange for shares of Huntington Situs;

•	the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America;

•	the liquidation of Huntington Mid Corp America by distribution of shares of Huntington Situs; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about December 13, 2013.

COMPARISON OF THE HUNTINGTON MID CORP AMERICA AND

HUNTINGTON SITUS FUNDS

Investment Objectives; Principal Investment Strategies and Risks

The investment objectives of Huntington Situs and Huntington Mid Corp America are substantially similar, as each Fund seeks a long-term capital appreciation. Although the principal investment strategies of the Funds are similar, there are some differences between the Funds. Huntington Situs normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. The Huntington Situs will invest at least 80% of its assets it equity securities and may also invest up to 20% in equity securities of foreign issuers. In managing Huntington Situs Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While Huntington Situs may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors. In contrast, Huntington Mid Corp America normally invests 80% of its assets in common stocks of mid-cap companies.

Huntington Mid Corp America uses S&P Midcap 400 and Russell Midcap Index rankings to determine stocks for inclusion in the Fund’s portfolio. Huntington Mid Corp America also invests at least 80% of its assets in investments in the United States of America and at least 80% of its assets in investments in mid-cap companies.

For detailed information about the principal investment strategies and risks of Huntington Situs, as well as each of its investment limitations and restrictions, see the current Prospectus and Statement of Additional Information for Huntington Situs, which is incorporated herein by reference.

The following summarizes a comparison of the Funds with respect to their principal investment strategies, as set forth in the Prospectus and Statement of Additional Information relating to each respective Fund.

	Huntington Mid Corp America	Huntington Situs
Investment Objective	Seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock.	Seek long-term capital appreciation.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s MidCap 400 Index (“S&P 400”). As of May 31, 2012, the companies in the RMCI had a total market capitalization range of approximately $1.4 billion to $17.4 billion. As of April 10, 2013, the companies in the S&P 400 had a total market capitalization range of approximately $340 million to $15.4 billion.

In managing the Fund’s portfolio, the Advisor emphasizes mid cap companies with what it believes are above-average growth potential or with temporarily depressed prices. Evaluation techniques the Advisor

The Fund normally pursues its investment objective by investing primarily in equity securities of companies whose geographical, political and/or demographic situs positions them to outperform other companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated by a Nationally Recognized Statistical Ratings Organization (“NRSRO”), will be investment-grade at the time of investment. If a security has not received a rating from an NRSRO, the Fund must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment-grade.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities.

typically uses in selecting individual securities include, but are not limited to, fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. The Fund may also invest in convertible bonds and convertible preferred stocks.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

The Fund may also invest up to 20% of its assets in the equity securities of foreign issuers.

In managing the Fund’s portfolio, the Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics. While the Fund may invest in companies of any size, smaller companies tend to be best positioned to outperform due to situs factors.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.

Principal Risks

An investment in each Fund is subject to certain risks. There is no assurance that the investment performance of either Fund will be positive or that either Fund will meet its investment objective. The following discussion highlights the principal risks associated with investment in each of the Funds. The risks of the Funds are similar because the Funds have substantially similar investment objectives and similar principal investment strategies.

Huntington Situs and Huntington Mid Corp America

Each of the Funds has the following risks:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Investment Style Risk. The type of securities in which a Fund invests may underperform other assets or the overall market.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Mid/Small Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Huntington Mid Corp America

Huntington Mid Corp America has the following additional risks:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Huntington Situs

Huntington Situs has the following additional risks:

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Fees and Expenses

The Reorganization is expected to result in an overall decrease in annual fund operating expenses. The investment management fee charged by the Advisor for Huntington Situs is the same as the investment management fee charged for Huntington Mid Corp America and the fee rates to be charged by the various service providers to Huntington Situs are the same or lower than the fee rates charged to Huntington Mid Corp America. More detailed information about the annual fund operating expenses for the each Fund is set forth in the Prospectus.

The following tables show the various sales charges, fees and expenses that you may pay for buying, holding and redeeming shares of each Fund.

Huntington Mid Corp America

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.63%	0.63%
Acquired Fund Fees and Expenses	None	None

Total Annual Fund Operating Expenses	1.38%	1.63%

Huntington Situs

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.36%	1.61%

Huntington Situs (Pro Forma)

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.60%	0.60%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.36%	1.61%
Fee Waivers and/or Expense Reimbursements(1)	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%	1.28%

(1)

Effective as of December 13, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.03% and 1.28% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The tables below show examples that are intended to help you compare the cost of investing in the Funds and Huntington Situs Pro Forma, assuming the Reorganization takes place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods as indicated. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, and the expenses were capped for one year in each period for the Huntington Situs proforma. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
Huntington Mid Corp America
Trust Shares	$140	$437	$755	$1,657
Class A Shares	$633	$965	$1,319	$2,316
Huntington Situs
Trust Shares	$138	$431	$745	$1,635
Class A Shares	$631	$959	$1,309	$2,295
Huntington Situs (Pro Forma)
Trust Shares	$105	$398	$713	$1,606
Class A Shares	$599	$928	$1,280	$2,269

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Funds’ portfolio turnover rates were 11% and 18% of the average value of the portfolios of Huntington Situs and Huntington Mid Corp America, respectively.

Performance Records

The following charts show the past performance record of each Fund. Past performance is not an indication of future results. The Funds may also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Huntington Mid Corp America

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q3 2009 Q4 2008	16.79 -24.91	% %

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Mid Corp America Fund — Trust Shares
Returns before taxes	14.70%	2.67%	8.60%
Returns after taxes on distributions(1)	12.42%	1.77%	7.96%
Returns after taxes on distributions and sales of Trust Shares(1)	12.52%	2.22%	7.59%
Mid Corp America Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	8.51%	1.34%	7.76%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes)(2)	17.88%	5.15%	10.53%
Russell Midcap Index (RMCI) (reflects no deduction for fees, expenses or taxes)(3)	17.28%	3.57%	10.65%
Lipper Mid Cap Core Average (LMCC) (reflects no deduction for fees, expenses or taxes)(4)	15.59%	2.23%	8.89%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assume all Shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	The S&P 400 is an unmanaged capitalization-weighted index comprised of common stocks representing all major industries in the mid-cap range of the U.S. stock market.
(3)	The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4)	LMCC figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the mid-cap core category.

Huntington Situs

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods and includes comparative performance information. The Fund’s performance will fluctuate and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com or by calling 1-800-253-0412.

Performance Bar Chart and Table

Risk/Return Bar Chart	Best Quarter Worst Quarter	Q2 2009 Q4 2008	22.55 (26.23	% )%

This table shows the Fund’s average annual total returns for periods ended December 31, 2012.	Average Annual Total Return Table (for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years
Situs Fund — Trust Shares
Returns before taxes	24.11%	4.79%	11.80%
Returns after taxes on distributions(1)	23.50%	4.56%	11.432%
Returns after taxes on distributions and sales of Trust Shares(1)	16.46%	4.07%	10.48%
Situs Fund — Class A Shares (with 4.75% sales charge)
Returns before taxes	17.94%	3.51%	10.98%
Standard & Poor’s Small Cap 600 Index (S&P 600) (reflects no deduction for fees, expenses or taxes)(2)	16.32%	5.14%	10.45%
Standard & Poor’s MidCap 400 Index (S&P 400) (reflects no deduction for fees, expenses or taxes) (3)	17.88%	5.15%	10.53%

(1)

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)

The S&P 600 is a capitalization-weighted index representing all major industries in the small-cap range of the U.S. stock market and generally represents all major industries in the small-cap range of the U.S. stock market.

(3)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing all major industries in the mid-range of the U.S. stock market.

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for Huntington Situs. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about Huntington Situs is also contained in management’s discussion of Huntington Situs’ performance which appears in the most recent Annual Report of the Trust relating to Huntington Situs.

Management of the Funds

Investment Advisor

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington National Bank (“Huntington Bank”), is the investment advisor to the Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank, 41 South High Street, Columbus, Ohio 43215, is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2012, Huntington Bank had assets of over $56 billion.

As compensation for its investment advisory services, each Fund pays the Advisor management fees as a percentage of average daily net assets on the following tiered schedule:

Huntington Mid Corp America	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Huntington Situs	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Portfolio Managers

B. Randolph (“Randy”) Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of the Huntington Mid Corp America Fund.

Mr. Bateman has served as Co-Portfolio Manager of the Huntington Mid Corp America Fund since 2013 and as the Portfolio Manager of the Huntington Situs Fund since

2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Mr. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

For more detailed information about the portfolio managers, including each portfolio manager’s principal occupation for the past five years, compensation information and other accounts managed, see the Prospectus and Statement of Additional Information for each Fund.

INFORMATION ABOUT THE REORGANIZATION

Re asons for the Reorganization

At a meeting held on September 26, 2013, the Board, including the Independent Trustees, unanimously approved the Reorganization Plan based on information requested by the Board and provided by the Advisor. In approving the Reorganization, the Board determined that the Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders, and that the interests of the shareholders of Huntington Mid Corp America would not be diluted as a result of effecting the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by management of the Trust and reviewed various factors about the Funds and the proposed Reorganization. The Trustees considered the relative asset size of Huntington Mid Corp America, including the benefits of Huntington Mid Corp America joining Huntington Situs.

The Trustees reviewed the historical performance record of each Fund and also noted that the Huntington Situs outperformed the Huntington Mid Corp America for the one, three, five and ten year periods ended June 30, 2013. Huntington Situs outperformed its benchmarks for the one and ten year periods ended December 31, 2012, and slightly underperformed its benchmark for the five year period ended December 31, 2012; whereas, Huntington Mid Corp America underperformed its benchmark for the one, five and ten year periods ended December 31, 2012. Upon completion of the Reorganization, Huntington Situs may achieve operating efficiencies because it will have a greater level of assets. As of June 30, 2013, Huntington Mid Corp America had total net assets of approximately $145,316,399, while Huntington Situs had total net assets of approximately $269,344,263 as of that date. If the Reorganization is completed, Huntington Situs is expected to have total assets of approximately $414,647,662. The Trustees considered the substantially similar investment objectives, similar investment strategies and relative performance of the Funds. The Trustees also reasoned that the Reorganization would likely result in lower expenses to the Huntington Mid Corp America shareholders due to Huntington Situs having lower Total Annual Fund Operating Expenses.

In addition, the Trustees considered, among other things:

•	the fact that Huntington Mid Corp America has lacked the necessary assets to operate cost-effectively;

•

the fact that the Funds have substantially similar investment objectives and similar principal investment strategies and restrictions, and Huntington Situs will be managed by the same Advisor and in accordance with the similar investment strategies and techniques utilized in managing Huntington Mid Corp America immediately prior to the Reorganization;

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•

the expense ratios, fees and expenses of Huntington Mid Corp America and the fact that the anticipated expense ratios, fees and expenses of Huntington Situs will be lower than that of the Huntington Mid Corp America;

•	the investment objective and policies of each Fund;

•	the composition of each Fund’s portfolio;

•	the differences in the risks of each Fund;

•	the fact that Huntington Situs has better performance than Huntington Mid Corp America over the one, three, five and ten year periods ended June 30, 2013;

•	the potential benefits to shareholders, including operating efficiencies that may be achieved from the Reorganization;

•	the fact that both Funds are classified as Mid-Cap Blend by Morningstar;

•	the fact that Huntington Situs will assume all of the liabilities of Huntington Mid Corp America;

•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Huntington Mid Corp America, including the ability to redeem their shares.

During their consideration of the Reorganization, the Independent Trustees of the Trust discussed with counsel to the Independent Trustees the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of Huntington Mid Corp America and its shareholders. Consequently, they approved the Plan on behalf of the shareholders of Huntington Mid Corp America.

The Trustees of the Trust have also approved the Plan on behalf of Huntington Situs.

Agreement and Plan of Reorganization

Below is a summary of the important terms of the Reorganization Plan. This summary is qualified in its entirety by reference to the Reorganization Plan itself, a form of which is set forth in Exhibit A to this Prospectus/Information Statement, and which we encourage you to read in its entirety.

The Reorganization is expected to take effect on or before December 13, 2013 (the “Closing Date”), although that date may be adjusted in accordance with the Reorganization Plan.

General Information

The Reorganization Plan provides that all of the assets of Huntington Mid Corp America will be acquired by Huntington Situs in exchange for shares of Huntington Situs and the assumption by Huntington Situs of all of the liabilities of Huntington Mid Corp America on or about December 13, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”).

On or prior to the Closing Date, Huntington Mid Corp America will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund’s shareholders all of the Fund’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Fund’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional shares of each class of Huntington Situs to be received by shareholders of Huntington Mid Corp America will be determined by multiplying the number of outstanding full and fractional shares of each class of Huntington Mid Corp America by a factor which shall be computed by dividing the net asset value (“NAV”) per share of Huntington Mid Corp America by the NAV per share of the corresponding class of shares of Huntington Situs. These computations will take place as of the Valuation Time. The NAV per share of Huntington Situs and Huntington Mid Corp America will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

Immediately thereafter, Huntington Mid Corp America will liquidate and distribute the shares received from Huntington Situs to its shareholders. This will be accomplished by opening an account on the books of Huntington Situs in the name of each shareholder of record of Huntington Mid Corp America and transferring Huntington Situs shares to each such account in complete liquidation of Huntington Mid Corp America. Each account will represent the pro rata number of full and fractional shares of Huntington Situs due to the respective Huntington Mid Corp America shareholders. All issued and outstanding shares of Huntington Mid Corp America will be canceled. The shares of Huntington Situs to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Huntington Mid Corp America will be terminated.

Until the Closing Date, shareholders of Huntington Mid Corp America will continue to be able to redeem their shares at the NAV per share next determined after receipt by Huntington Mid Corp America’s transfer agent of a redemption request in proper form. After the Reorganization, all of the issued and outstanding shares of Huntington Mid Corp America will be canceled on the books of Huntington Mid Corp America, and the share transfer books of Huntington Mid Corp America will be permanently closed. If the Reorganization is consummated, shareholders will be free to redeem the shares of Huntington Situs that they receive in the transaction at their then-current NAV. Shareholders of Huntington Mid Corp America may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of Huntington Situs following the Reorganization.

Other Provisions

The Reorganization is subject to a number of conditions set forth in the Reorganization Plan. Certain of these conditions may be waived by the Board of Trustees. The significant conditions include receipt by the Board and the Trust of an opinion of counsel as to certain federal income tax aspects of the Reorganization. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees.

In the proposed Reorganization, shareholders of Huntington Mid Corp America will receive shares of Huntington Situs and will be able to purchase, redeem and exchange shares and receive distributions the same way as they currently do with respect to their shares of Huntington Mid Corp America.

Prior to or at the completion of the Reorganization, Huntington Mid Corp America and Huntington Situs will have each received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the reorganization will qualify as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is believed that no gain or loss generally will be recognized by Huntington Mid Corp America or Huntington Situs or their respective shareholders. See “Federal Income Tax Consequences” for more information on the federal tax consequences of the Reorganization.

At a meeting held on September 26, 2013, the Board approved the Reorganization Plan, finding that the Reorganization is in the best interests of Huntington Mid Corp America and its shareholders.

Comparison of Share Classes, Sales Charges and Rule 12b-1 Fees

Share Classes

Each Fund offers two share classes, Trust Shares and Class A Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses that are likely to result in different share prices. Class A shares of the Acquiring Fund will be issued for Class A shares of the Acquired Fund. Trust shares of the Acquiring Fund will be issued for Trust shares of the Acquired Fund.

Sales Charges

Class A shares of each of the Funds are offered at their public offering price, which is its NAV plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are some instances where investors can purchase Class A shares without a sales charge. More detailed information about sales charges can be found in the respective Fund prospectuses.

Trust shares of each of the Funds are offered at their public offering price, which is its NAV. There are no sales charges on Trust shares. Trust shares are available for purchase only to fiduciary, advisory and agency accounts of Huntington Bank correspondent banks and the Huntington Asset Allocation Funds, as well as participants in special programs that may be offered from time to time through financial intermediaries.

No sales charges will be imposed on existing shareholders in connection with the Reorganization.

Distribution and Service (Rule 12b-1) Fee Comparison

The Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for Huntington Situs and Huntington Mid Corp America which allows the Funds to pay fees to financial intermediaries for the sale and distribution of shares. There will be no change in the fee rates paid by shareholders pursuant to the Plan following the Reorganization.

Purchases and Redemptions

Each Fund has the same purchase and redemption procedures. You may purchase shares on any business day when the New York Stock Exchange (“NYSE”) is open. You may redeem shares on any business day when both the NYSE and Federal Reserve Bank are open.

Exchanges

Each Fund has the same exchange privileges. On any business day when the NYSE is open, you may exchange shares of each Fund for the same class of shares of any other Huntington Fund offering such shares.

For more information, see the sections “Purchasing Shares” and “Redeeming Shares” in the respective Fund prospectus.

Dividends and Distributions

The Funds have the same dividend distribution policy. Each Fund declares and pays dividends on investment income, if any, annually. Each Fund distributes its capital gains at least annually. All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash. See the respective Funds’ prospectuses for further information concerning dividends and distributions.

Fiscal Year

Huntington Mid Corp America and Huntington Situs currently operate on a fiscal year ending December 31. Following the Reorganization, Huntington Situs will assume the financial history of Huntington Mid Corp America and continue to operate on a fiscal year ending December 31 of each year.

Expenses of the Reorganization

The expenses associated with the transactions contemplated by the Reorganization Plan shall be borne by the Funds. The expenses of the reorganization are estimated to be $13,000.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Code. No gain or loss will be recognized as a consequence of the Reorganization by Huntington Mid Corp America (except to the extent that such assets consist of contracts described in Section 1256 of the Code), nor will a gain or loss be recognized by the shareholders of Huntington Mid Corp America as a result of Huntington Situs’s distribution of its corresponding Fund shares to such shareholders in exchange for such shareholder’s Huntington Mid Corp America Fund shares. In addition, a shareholder’s tax basis for shares held in Huntington Mid Corp America will carry over to the shares of Huntington Situs acquired in the Reorganization, and the holding period for shares held as a capital asset also will carry over to Huntington Situs shares received in the Reorganization. As a condition to the closing of the proposed Reorganization, each of the Trust and the Acquiring Fund shall have received a legal opinion from Sullivan & Worcester LLP to the effect that, while the matter is not entirely free from doubt, the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain assumptions and conditions and on the representations set forth in the Reorganization Plan (and, if such counsel requests, in separate letters from the Trust and the Acquiring Fund) being true and complete at the time of the Closing Date and the Reorganization’s being consummated in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved).

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Huntington Mid Corp America would recognize gain or loss on the transfer of its assets to Huntington Situs and each shareholder of Huntington Mid Corp America would recognize a taxable gain or loss equal to the difference between its tax basis in the shares of Huntington Mid Corp America and the fair market value of the shares of Huntington Situs it receives.

Immediately prior to the Closing Date, Huntington Mid Corp America shall have declared and paid a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern Time on the Closing Date, and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

You should consult your tax adviser regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, you should also consult your tax adviser as to state and local tax consequences, if any, of the Reorganization.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of June 30, 2013, and the capitalization of Huntington Situs on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.62 shares of Class A Shares and Trust Shares of Huntington Situs for each share of Class A Shares and Trust Shares of Huntington Mid Corp America, respectively.

Capitalization of Huntington Mid Corp America, Huntington Situs and

Huntington Situs (Pro Forma)

	Huntington Mid Corp America	Huntington Situs	Adjustments	Huntington Situs Pro Forma (After Reorganization)
Net Assets
Trust Class	$135,261,570	$212,338,360	$(10,898)[1]	$347,589,032
Class A	$10,054,829	$57,005,903	$(2,102)[1]	$67,058,630
Total Net Assets	$145,316,399	$269,344,263	$(13,000)[1]	$414,647,662
Net Asset Value Per Share
Trust Class	$15.77	$25.23		$25.23
Class A	$15.15	$24.55		$24.55
Shares Outstanding
Trust Class	8,577,767	8,416,611	(3,217,563)	13,776,815
Class A	663,849	2,322,069	(254,406)	2,731,512
Total Shares Outstanding	9,241,616	10,738,680	(3,471,969)	16,508,327

[1]	Reflects estimated merger expenses of $13,000.

The table set forth above should not be relied upon to calculate the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

COMPARATIVE INFOR MATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Huntington Mid Corp America and Huntington Situs are series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act. The Trust was reorganized as a Delaware statutory trust in June 2006, and is governed by its Declaration of Trust and By-Laws, as amended, its Board of Trustees, and applicable Delaware and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of Huntington Mid Corp America and Huntington Situs and 31 other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of Huntington Mid Corp America and Huntington Situs, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

The Declaration of Trust of the Trust provides that no Trustee or officer shall be liable to the Trust or to any shareholder, Trustee, officer, employee or agent of the Trust for any action or failure to act except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office. The Declaration of Trust provides that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Funds unless, in the case of any liability to the Funds or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of the Trust, its Bylaws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware and federal law directly for more complete information.

Shareholder Information

As of [            ], 2013 the total number of shares of Huntington Mid Corp America outstanding was as follows:

Number of Shares

Total

As of [            ], 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Mid Corp America.

As of [            ], 2013, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Huntington Situs.

Control Persons and Principal Holders of Securities

The beneficial owners or record owners of more than 5% of the shares of Huntington Mid Corp America and Huntington Situs as of [            ], 2013, were as follows:

Huntington Mid Corp America

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Huntington Situs

Name and Address	Total Shares	% of Shares of Portfolio Before Reorganization	% of Shares of Portfolio After Reorganization

Financial Statements and Experts

The Annual Report of the Trust relating to Huntington Mid Corp America, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

The Annual Report of the Trust relating to Huntington Situs, for the year ended as of December 31, 2012, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP, independent registered public accounting firm, have been included in reliance on their report given on their authority as experts in accounting and auditing.

Legal Matters

Certain legal matters concerning the issuance of shares of Huntington Situs will be passed upon by Sullivan & Worcester LLP, counsel to the Trust.

Additional Information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

October 7, 2013

Exhibit “A”

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 26th day of September, 2013, by and between The Huntington Funds, a Delaware statutory trust, with its principal place of business at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208 (the “Trust”), with respect to its Huntington Situs Fund (the “Acquiring Fund”), and the Trust, with respect to its Huntington Mid Corp America Fund (the “Selling Fund”).

The reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and its shareholders;

WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE

ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND

LIABILITIES AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund’s assets (i) to deliver to the Selling Fund

1

Exhibit “A”

the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund’s assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would violate the Selling Fund’s fiduciary duty to its shareholders.

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Selling Fund Shareholders”), the Acquiring Fund Shares

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Exhibit “A”

received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

1.8 TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of the Selling Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and the Selling Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

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Exhibit “A”

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Selling Fund’s assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by Huntington Asset Services, Inc., the Acquiring Fund’s and the Selling Fund’s transfer agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Selling Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about December 13, 2013 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. EST at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

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Exhibit “A”

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)	The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

(c)	The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)	The Selling Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)	The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order,

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Exhibit “A”

decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)	The audited financial statements of the Selling Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

(h)	Since December 31, 2012, there has not been any material adverse change in the Selling Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)	At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)	All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

(l)

At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets,

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the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)	The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)	The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Prospectus/Information Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Prospectus/Information Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

(a)	The Acquiring Fund is a separate investment series of the Trust.

(b)	The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	The prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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Exhibit “A”

(d)	The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)	Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)	The audited financial statements of the Acquiring Fund at December 31, 2012 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)	Since December 31, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)	At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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Exhibit “A”

(i)	For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(j)	All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)	The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)	The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)	The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n)	The Prospectus/Information Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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Exhibit “A”

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 With respect to the Selling Fund, the Trust shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

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Exhibit “A”

(a)	The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Acquiring Fund is a separate series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

(e)	The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

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Exhibit “A”

(g)	Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(h)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Prospectus/Information Statement or the Closing Date required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Prospectus/Information Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

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Exhibit “A”

7.3 With respect to the Acquiring Fund, the Trust shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Trust and the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)	The Selling Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(b)	The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)	This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(e)	The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

(f)	Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Information Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

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Exhibit “A”

(g)	Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund existing on or before the effective date of the Prospectus/Information Statement or the Closing Date, required to be described in the Prospectus/Information Statement or to be filed as exhibits to the Prospectus/Information Statement which are not described or filed as required.

(h)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Information Statement.

(i)	Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent,

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Exhibit “A”

order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.4 The Trust shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund.

(c)	No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

(d)	No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

(e)	The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such Shareholder immediately prior to the Closing, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such Shareholder (provided the Selling Fund shares were held as capital assets on the date of the Closing).

15

Exhibit “A”

(f)	The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Closing, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Trust. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Prospectus/Information Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

16

Exhibit “A”

(b)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Trust, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Trust. The obligations of the Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of

17

Exhibit “A”

the Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON MID CORP AMERICA FUND

By:	/s/ Joseph L. Rezabek
Name: Joseph L. Rezabek
Title: President

THE HUNTINGTON FUNDS ON BEHALF OF HUNTINGTON SITUS FUND

By:	/s/ Martin R. Dean
Name: Martin R. Dean
Title: Chief Compliance Officer

18

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

HUNTINGTON MID CORP AMERICA FUND

a series of

The Huntington Funds

2960 N. Meridian Street

Indianapolis, IN 46208

(800) 253-0412

BY AND IN EXCHANGE FOR SHARES OF

HUNTINGTON SITUS FUND

another series of

The Huntington Funds

This Statement of Additional Information, dated November             , 2013, relating specifically to the proposed transfer of the assets and liabilities of Huntington Mid Corp America Fund (“Huntington Mid Corp America”), a series of the Huntington Funds (the “Trust”) to Huntington Situs Fund (“Huntington Situs”), another series of the Trust, in exchange for Class A Shares and Trust Shares of beneficial interest, no par value, of Huntington Situs (to be issued to holders of shares of Huntington Mid Corp America), consists of the information set forth below pertaining to Huntington Mid Corp America and Huntington Situs and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the Trust relating to Huntington Mid Corp America and Huntington Situs, dated April 30, 2013; and

(2)	Annual Report of the Trust relating to Huntington Mid Corp America and Huntington Situs for the year ended December 31, 2012.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Huntington Mid Corp America and Huntington Situs dated November             , 2013. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

Pro Forma Combined Statements of Operations

For the Six Months Ended June 30, 2013

	Huntington Mid Corp America Fund	Huntington Situs Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend income	$2,380,480	$3,091,520	$—		$5,472,000
Dividend income from affiliated securities	1,848	4,726	—		6,574
Income from securities lending, net	184,219	313,023	—		497,242
Foreign dividend taxes withheld	(7,134)	(7,205)	—		(14,339)

Total investment income	2,559,413	3,402,064	—		5,961,477

Expenses:
Investment advisory fees	1,074,176	1,769,581	—		2,843,757
Administration fees	259,693	427,521	—		687,214
Custodian fees	34,462	62,109	—		96,571
Transfer and dividend disbursing agent fees and expenses	71,995	100,344	(24,000	)(a)	148,339
Trustees’ fees	12,298	20,324	—		32,622
Professional fees	47,492	53,594	10,000	(b)	111,086
Pricing fees	5,238	16,883	(5,238	)(a)	16,883
Distribution services fee-Class A Shares	23,945	92,758	—		116,703
Shareholder services fee-Trust Shares	334,114	497,102	—		831,216
Shareholder services fee-Class A Shares	23,945	92,758	—		116,703
State registration costs	60,102	31,696	(60,102	)(a)	31,696
Printing and postage	21,537	23,845	3,000	(b)	48,382
Insurance premiums	7,717	8,222	—		15,939
Compliance service fees	3,687	6,204	—		9,891
Line of credit fees	3,213	4,868	—		8,081
Other	12,561	21,650	(1,000	)(a)	33,211

Total expenses	1,996,175	3,229,459	(77,340)		5,148,294

Net investment income (loss)	563,238	172,605	77,340		813,183

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	12,378,661	10,180,522	—		22,559,183
Net realized gain on option transactions	—	1,765,802	—		1,765,802
Net realized loss on foreign currency transactions	(787)	(8,521)	—		(9,308)

Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	12,377,874	11,937,803	—		24,315,677

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	15,535,979	33,761,505	—		49,297,484

Net realized and unrealized gain on investments, options and foreign currency transactions	27,913,853	45,699,308	—		73,613,161

Change in net assets resulting from operations	$28,477,091	$45,871,913	$77,340		$74,426,344

(a)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.
(b)	Reflects estimated merger expenses.

Pro Forma Combined Statements of Assets and Liabilities

As of June 30, 2013

	Huntington Mid Corp America Fund	Huntington Situs Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments, at cost	$92,252,764	$218,953,492	$—		$311,206,256

Investments, at value	$146,002,877	$294,451,495	$—		$440,454,372
Investments in affiliated securities, at value	7,173,403	17,873,306	—		25,046,709

Total investments	153,176,280	312,324,801	—		465,501,081

Cash	—	404	—		404
Foreign currencies, at value (Cost $- and $27,743)	—	27,305	—		27,305
Income receivable	154,753	161,638	—		316,391
Receivable for shares sold	68,243	301,991	—		370,234
Tax reclaims receivable	—	34,204	—		34,204
Prepaid expenses and other assets	14,657	14,715	—		29,372

Total assets	153,413,933	312,865,058	—		466,278,991

Liabilities:
Payable for return of collateral on loaned securities	7,555,534	38,418,039	—		45,973,573
Options written, at value (premium received $- and $1,152,469)	—	569,500	—		569,500
Payable for investments purchased	—	3,665,016	—		3,665,016
Payable for shares redeemed	347,997	518,509	—		866,506
Accrued expenses and other payables:			—		—
Investment advisory fees	90,209	168,728	—		258,937
Administration fees	21,610	40,419	—		62,029
Custodian fees	6,674	6,428	—		13,102
Pricing fees	2,938	7,142	—		10,080
Distribution services fee	2,063	11,580	—		13,643
Shareholder services fee	30,070	56,242	—		86,312
Transfer and dividend disbursing agent fees and expenses	15,651	16,863	—		32,514
Professional fees	14,299	24,872	10,000	(a)	49,171
Printing and postage	9,156	15,471	3,000	(a)	27,627
Compliance service fees	1,333	1,986	—		3,319

Total Liabilities	8,097,534	43,520,795	13,000		51,631,329

Net Assets	$145,316,399	$269,344,263	$(13,000)		$414,647,662

Net Assets consist of:
Paid in capital	$79,989,244	$167,500,009	$—		$247,489,253
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	60,923,369	93,954,256	—		154,877,625
Accumulated net realized gain on investments, options and foreign currency transactions	3,835,337	7,803,935	—		11,639,272
Accumulated net investment income	568,449	86,063	(13,000	)(a)	641,512

Net Assets	$145,316,399	$269,344,263	$(13,000)		$414,647,662

Net Assets:
Trust Trust Shares	$135,261,570	$212,338,360	$(10,898)		$347,589,032

Class A Class A Shares	$10,054,829	$57,005,903	$(2,102)		$67,058,630

Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Trust Shares	8,577,767	8,416,611	(3,217,563)		13,776,815

Class A Class A Shares	663,849	2,322,069	(254,406)		2,731,512

Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Trust Shares	$15.77	$25.23			$25.23

Class A Class A Shares	$15.15	$24.55			$24.55

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Class A Shares	$15.91	$25.77			$25.77

Maximum Sales Charge:
Class A Class A Shares	4.75%	4.75%			4.75%

(a)	Reflects estimated merger expenses.

Pro Forma Combined Portfolios of Investments

As of June 30, 2013

	Huntington Mid Corp America Fund		Huntington Situs Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 94.9%
Consumer Discretionary — 12.1%
Advance Auto Parts, Inc.	7,120	$577,930	—	$—	7,120	$577,930
Bob Evans Farms, Inc.	25,340	1,190,473	—	—	25,340	1,190,473
BorgWarner, Inc. *	22,400	1,929,760	—	—	22,400	1,929,760
Cabela’s, Inc., Class A (a) *	—	—	191,100	12,375,636	191,100	12,375,636
Columbia Sportswear Co.	—	—	13,500	845,775	13,500	845,775
D.R. Horton, Inc.	36,500	776,720	—	—	36,500	776,720
Desarrolladora Homex S.A.B. de C.V. ADR *	—	—	27,400	102,202	27,400	102,202
Fossil Group, Inc. *	—	—	7,050	728,336	7,050	728,336
Garmin Ltd.	—	—	50,000	1,808,000	50,000	1,808,000
Haldex AB	—	—	116,800	795,932	116,800	795,932
Honda Motor Co. Ltd. ADR	—	—	31,400	1,169,650	31,400	1,169,650
Iconix Brand Group, Inc. *	40,260	1,184,047	—	—	40,260	1,184,047
Kohl’s Corp.	25,870	1,306,694	—	—	25,870	1,306,694
Nordstrom, Inc.	43,640	2,615,782	—	—	43,640	2,615,782
Papa John’s International, Inc. *	—	—	45,000	2,941,650	45,000	2,941,650
PetSmart, Inc.	24,650	1,651,303	—	—	24,650	1,651,303
Rent-A-Center, Inc.	—	—	23,850	895,568	23,850	895,568
Ross Stores, Inc.	31,050	2,012,350	—	—	31,050	2,012,350
Sturm Ruger & Co., Inc. (a)	—	—	100,000	4,804,000	100,000	4,804,000
Television Broadcasts Ltd.	—	—	162,500	1,116,710	162,500	1,116,710
Tempur-Pedic International, Inc. *	—	—	1,200	52,680	1,200	52,680
Tractor Supply Co.	—	—	46,000	5,410,060	46,000	5,410,060
Urban Outfitters, Inc. *	—	—	100,000	4,022,000	100,000	4,022,000

		13,245,059		37,068,199		50,313,258

Consumer Staples — 3.6%
Church & Dwight Co., Inc.	27,380	1,689,620	—	—	27,380	1,689,620
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	—	—	38,200	1,736,572	38,200	1,736,572
Constellation Brands, Inc., Class A *	25,950	1,352,514	—	—	25,950	1,352,514
Darling International, Inc. *	—	—	22,000	410,520	22,000	410,520
Dr. Pepper Snapple Group, Inc.	45,900	2,108,187	—	—	45,900	2,108,187
Fresh Del Monte Produce, Inc.	—	—	90,000	2,509,200	90,000	2,509,200
Reckitt Benckiser Group PLC	—	—	16,000	1,131,158	16,000	1,131,158
Sanderson Farms, Inc.	—	—	50,000	3,321,000	50,000	3,321,000
Shiseido Co. Ltd.	—	—	38,300	570,339	38,300	570,339

		5,150,321		9,678,789		14,829,110

Energy — 4.5%
Atwood Oceanics, Inc. *	—	—	10,000	520,500	10,000	520,500
CARBO Ceramics, Inc.	—	—	60,000	4,045,800	60,000	4,045,800
Denbury Resources, Inc. *	—	—	100,000	1,732,000	100,000	1,732,000
Denison Mines Corp. *	—	—	35,000	41,300	35,000	41,300
Dril-Quip, Inc. *	—	—	13,000	1,173,770	13,000	1,173,770
Halcon Resources Corp. *	—	—	211,708	1,200,384	211,708	1,200,384
Helmerich & Payne, Inc.	32,320	2,018,384	—	—	32,320	2,018,384
Murphy Oil Corp.	28,710	1,748,152	—	—	28,710	1,748,152
Noble Energy, Inc.	33,840	2,031,754	—	—	33,840	2,031,754
Oceaneering International, Inc.	33,810	2,441,082	15,000	1,083,000	48,810	3,524,082
SM Energy Co. *	—	—	7,000	419,860	7,000	419,860
Swift Energy Co. *	—	—	6,000	71,940	6,000	71,940
Unit Corp. *	11,250	479,025	—	—	11,250	479,025

		8,718,397		10,288,554		19,006,951

Financials — 13.1%
Arch Capital Group Ltd. *	—	—	110,000	5,655,100	110,000	5,655,100
Brown & Brown, Inc.	83,750	2,700,100	—	—	83,750	2,700,100
Community Bank System, Inc.	27,390	844,981	—	—	27,390	844,981
Cullen/Frost Bankers, Inc.	27,170	1,814,141	89,300	5,962,561	116,470	7,776,702
Discover Financial Services	50,670	2,413,919	—	—	50,670	2,413,919
Evercore Partners, Inc.	—	—	120,000	4,713,600	120,000	4,713,600
Everest Re Group Ltd.	4,310	552,801	—	—	4,310	552,801
EZCORP, Inc., Class A *	—	—	30,000	506,400	30,000	506,400
First Niagara Financial Group, Inc.	147,440	1,484,721	—	—	147,440	1,484,721
International Bancshares Corp.	—	—	130,000	2,935,400	130,000	2,935,400
Invesco Ltd.	21,800	693,240	—	—	21,800	693,240
Janus Capital Group, Inc.	—	—	100,000	851,000	100,000	851,000
Japan Prime Realty Investment Corp.	—	—	70	214,196	70	214,196
Japan Real Estate Investment Corp.	—	—	20	223,219	20	223,219
Jones Lang LaSalle, Inc.	9,800	893,172	—	—	9,800	893,172
Montpelier Re Holdings Ltd.	31,600	790,316	—	—	31,600	790,316
Principal Financial Group, Inc.	45,400	1,700,230	—	—	45,400	1,700,230
Prosperity Bancshares, Inc.	33,810	1,751,020	—	—	33,810	1,751,020
Raymond James Financial, Inc. (a)	—	—	160,000	6,876,800	160,000	6,876,800
SCBT Financial Corp.	—	—	75,383	3,798,549	75,383	3,798,549
T. Rowe Price Group, Inc.	11,120	813,428	—	—	11,120	813,428
Torchmark Corp.	45,885	2,988,949	—	—	45,885	2,988,949
Unum Group	75,243	2,209,887	—	—	75,243	2,209,887
WSFS Financial Corp.	—	—	13,800	722,982	13,800	722,982

		21,650,905		32,459,807		54,110,712

Health Care — 12.3%
Abaxis, Inc. *	—	—	55,000	2,613,050	55,000	2,613,050
Actavis, Inc. *	38,830	4,901,123	—	—	38,830	4,901,123
AmerisourceBergen Corp.	56,750	3,168,352	—	—	56,750	3,168,352
AmSurg Corp. *	—	—	55,000	1,930,500	55,000	1,930,500
Arena Pharmaceuticals, Inc. *	—	—	65,000	500,500	65,000	500,500
Bio-Rad Laboratories, Inc., Class A *	—	—	15,000	1,683,000	15,000	1,683,000
Cepheid, Inc. *	39,930	1,374,391	—	—	39,930	1,374,391
Cerner Corp. (a) *	—	—	70,000	6,726,300	70,000	6,726,300
Computer Programs & Systems, Inc.	14,230	699,262	—	—	14,230	699,262
Edwards LifeSciences Corp. *	—	—	68,000	4,569,600	68,000	4,569,600
Healthways, Inc. *	—	—	10,000	173,800	10,000	173,800
Life Technologies Corp. *	62,020	4,590,100	—	—	62,020	4,590,100
Merit Medical Systems, Inc. *	—	—	40,000	446,000	40,000	446,000
Mylan, Inc. *	120,170	3,728,875	—	—	120,170	3,728,875
Myriad Genetics, Inc. *	—	—	110,000	2,955,700	110,000	2,955,700
Novozymes A/S, Class B	—	—	52,500	1,680,290	52,500	1,680,290
Osiris Therapeutics, Inc. *	—	—	75,000	755,250	75,000	755,250
Quest Diagnostics, Inc.	16,000	970,080	—	—	16,000	970,080
St. Jude Medical, Inc.	54,330	2,479,078	—	—	54,330	2,479,078
Stada Arzneimittel AG	—	—	35,500	1,528,129	35,500	1,528,129
Terumo Corp.	—	—	20,600	1,024,963	20,600	1,024,963
Thermo Fisher Scientific, Inc.	28,496	2,411,616	—	—	28,496	2,411,616

		24,322,877		26,587,082		50,909,959

Industrials — 16.4%
Alliant Techsystems, Inc.	10,200	839,766	—	—	10,200	839,766
Babcock & Wilcox Co./The	58,560	1,758,557	—	—	58,560	1,758,557
BE Aerospace, Inc. *	—	—	50,000	3,154,000	50,000	3,154,000
Concentric AB	—	—	116,800	1,158,195	116,800	1,158,195
Elbit Systems Ltd.	16,000	673,280	—	—	16,000	673,280
EnPro Industries, Inc. *	—	—	115,000	5,837,400	115,000	5,837,400
Flowserve Corp.	9,960	537,940	147,000	7,939,470	156,960	8,477,410
Harsco Corp.	—	—	100,000	2,319,000	100,000	2,319,000
Jacobs Engineering Group, Inc. *	64,270	3,543,205	—	—	64,270	3,543,205
John Bean Technologies Corp.	53,400	1,121,934	—	—	53,400	1,121,934
Kennametal, Inc.	59,510	2,310,773	—	—	59,510	2,310,773
Lindsay Corp.	—	—	73,000	5,473,540	73,000	5,473,540
Mine Safety Appliances Co.	—	—	10,000	465,500	10,000	465,500
Quanta Services, Inc. *	—	—	130,000	3,439,800	130,000	3,439,800
Rockwell Automation, Inc.	17,270	1,435,828	—	—	17,270	1,435,828
Rollins, Inc.	64,280	1,664,852	—	—	64,280	1,664,852
Ryder System, Inc.	21,000	1,276,590	40,000	2,431,600	61,000	3,708,190
Stericycle, Inc. *	11,490	1,268,841	—	—	11,490	1,268,841
Taser International, Inc. *	—	—	100,000	852,000	100,000	852,000
Timken Co.	54,740	3,080,767	—	—	54,740	3,080,767
Trinity Industries, Inc. (a)	—	—	190,000	7,303,600	190,000	7,303,600
UniFirst Corp.	10,000	912,500	—	—	10,000	912,500
Universal Forest Products, Inc.	—	—	70,000	2,794,400	70,000	2,794,400
Watts Water Technologies, Inc., Class A	—	—	90,000	4,080,600	90,000	4,080,600
Werner Enterprises, Inc.	—	—	12,750	308,168	12,750	308,168

		20,424,833		47,557,273		67,982,106

Information Technology — 18.7%
3D Systems Corp. *	—	—	40,000	1,756,000	40,000	1,756,000
ACI Worldwide, Inc. *	—	—	76,900	3,574,312	76,900	3,574,312
Anixter International, Inc. *	—	—	70,000	5,306,700	70,000	5,306,700
BMC Software, Inc. *	34,170	1,542,434	—	—	34,170	1,542,434
Broadcom Corp., Class A	31,140	1,051,286	—	—	31,140	1,051,286
Cardtronics, Inc. *	—	—	60,000	1,656,000	60,000	1,656,000
Citrix Systems, Inc. *	40,580	2,448,191	—	—	40,580	2,448,191
CTS Corp.	53,400	728,376	—	—	53,400	728,376
Diodes, Inc. *	—	—	100,000	2,597,000	100,000	2,597,000
Exlservice Holdings, Inc. *	—	—	50,000	1,478,000	50,000	1,478,000
Fidelity National Information Services, Inc.	32,866	1,407,979	—	—	32,866	1,407,979
Fiserv, Inc. *	14,100	1,232,481	—	—	14,100	1,232,481
FleetCor Technologies, Inc. *	10,250	833,325	—	—	10,250	833,325
FLIR Systems, Inc.	71,510	1,928,625	—	—	71,510	1,928,625
Geospace Technologies Corp. (a) *	—	—	214,000	14,783,120	214,000	14,783,120
Harris Corp.	33,000	1,625,250	—	—	33,000	1,625,250
j2 Global, Inc.	27,560	1,171,576	—	—	27,560	1,171,576
Jabil Circuit, Inc.	—	—	215,000	4,381,700	215,000	4,381,700
Methode Electronics, Inc.	—	—	80,600	1,371,006	80,600	1,371,006
Molex, Inc.	25,700	754,038	—	—	25,700	754,038
NCR Corp. *	30,800	1,016,092	—	—	30,800	1,016,092
NetApp, Inc.	17,900	676,262	—	—	17,900	676,262
NVIDIA Corp.	49,600	695,888	—	—	49,600	695,888
Progress Software Corp. *	25,800	593,658	—	—	25,800	593,658
Red Hat, Inc. *	—	—	105,000	5,021,100	105,000	5,021,100
ScanSource, Inc. *	—	—	45,000	1,440,000	45,000	1,440,000
Seagate Technology PLC	26,800	1,201,444	—	—	26,800	1,201,444
Synopsys, Inc. *	53,600	1,916,200	—	—	53,600	1,916,200
Syntel, Inc.	20,600	1,295,122	—	—	20,600	1,295,122
Teradata Corp. *	50,280	2,525,564	—	—	50,280	2,525,564
Trimble Navigation Ltd. *	—	—	245,000	6,372,450	245,000	6,372,450
TriQuint Semiconductor, Inc. *	—	—	20,000	138,600	20,000	138,600
Tyler Technologies, Inc. *	—	—	44,000	3,016,200	44,000	3,016,200

		24,643,791		52,892,188		77,535,979

Materials — 8.4%
Albemarle Corp.	33,910	2,112,254	25,000	1,557,250	58,910	3,669,504
Ball Corp.	12,000	498,480	—	—	12,000	498,480
Eagle Materials, Inc.	—	—	60,000	3,976,200	60,000	3,976,200
Eastman Chemical Co.	—	—	29,200	2,044,292	29,200	2,044,292
FMC Corp.	54,000	3,297,240	—	—	54,000	3,297,240
Quaker Chemical Corp.	—	—	65,000	4,030,650	65,000	4,030,650
Scotts Miracle-Gro Co., Class A	—	—	40,000	1,932,400	40,000	1,932,400
Sensient Technologies Corp.	—	—	40,000	1,618,800	40,000	1,618,800
Silver Wheaton Corp.	9,500	186,865	—	—	9,500	186,865
Sociedad Quimica y Minera de Chile SA ADR	—	—	24,000	969,600	24,000	969,600
Sonoco Products Co.	20,000	691,400	—	—	20,000	691,400
Terra Nitrogen Co. LP	—	—	17,000	3,637,830	17,000	3,637,830
Texas Industries, Inc. *	—	—	80,000	5,211,200	80,000	5,211,200
United States Lime & Minerals, Inc. *	—	—	54,000	2,821,500	54,000	2,821,500

		6,786,239		27,799,722		34,585,961

Real Estate Investment Trusts — 3.6%
Camden Property Trust	—	—	31,500	2,177,910	31,500	2,177,910
EPR Properties	26,810	1,347,739	—	—	26,810	1,347,739
Equity One, Inc.	—	—	90,000	2,036,700	90,000	2,036,700
Highwoods Properties, Inc.	22,470	800,157	—	—	22,470	800,157
Home Properties, Inc.	12,200	797,514	—	—	12,200	797,514
Medical Properties Trust, Inc.	104,800	1,500,736	—	—	104,800	1,500,736
Mid-America Apartment Communities, Inc.	13,360	905,407	—	—	13,360	905,407
PS Business Parks, Inc.	16,690	1,204,517	—	—	16,690	1,204,517
Rayonier, Inc.	22,800	1,262,892	—	—	22,800	1,262,892
Sovran Self Storage, Inc.	18,260	1,183,065	—	—	18,260	1,183,065
Weingarten Realty Investors	—	—	50,000	1,538,500	50,000	1,538,500

		9,002,027		5,753,110		14,755,137

Telecommunication Services — 0.2%
TELUS Corp.	18,000	525,420	—	—	18,000	525,420
General Communication, Inc., Class A *	—	—	39,000	305,370	39,000	305,370

		525,420		305,370		830,790

Utilities — 2.0%
AGL Resources, Inc.	—	—	15,000	642,900	15,000	642,900
CMS Energy Corp.	63,980	1,738,337	—	—	63,980	1,738,337
DTE Energy Co.	6,980	467,730	—	—	6,980	467,730
Hawaiian Electric Industries, Inc.	—	—	39,900	1,009,869	39,900	1,009,869
Northwest Natural Gas Co.	—	—	13,100	556,488	13,100	556,488
Portland General Electric Co.	33,700	1,030,883	60,000	1,835,400	93,700	2,866,283
UGI Corp.	—	—	5,500	215,105	5,500	215,105
Xcel Energy, Inc.	26,130	740,524	—	—	26,130	740,524

		3,977,474		4,259,762		8,237,236

Total Common Stocks		138,447,343		254,649,856		393,097,199

Exchange-Traded Funds — 0.2%
iShares FTSE China 25 Index Fund	—	—	30,000	975,600	30,000	975,600

Total Exchange-Traded Funds		—		975,600		975,600

Closed End Fund — 0.1%
Central Fund of Canada Ltd., Class A	—	—	30,000	408,000	30,000	408,000

Total Closed-End Fund		—		408,000		408,000

Cash Equivalents — 6.0%
Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (b) (c)	7,173,403	7,173,403	17,873,306	17,873,306	25,046,709	25,046,709

Total Cash Equivalents		7,173,403		17,873,306		25,046,709

Short-Term Securities Held as Collateral for Securities Lending — 11.1%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.120% (c)	7,555,534	7,555,534	38,418,039	38,418,039	45,973,573	45,973,573

Total Short-Term Securities Held as Collateral for Securities Lending		7,555,534		38,418,039		45,973,573

Total Investments — 112.3%		153,176,280		312,324,801		465,501,081

Total Investments at Cost		92,252,764		218,953,492		311,206,256

Liabilities in Excess of Other Assets — (12.3)%		(7,859,881)		(42,980,538)		(50,853,419	)(d)

Net Assets — 100.0%		$145,316,399		$269,344,263		$414,647,662

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2013.
(d)	Reflects estimated merger expenses of $13,000.
*	Non-income producing security.

ADR - American Depositary Receipt

Pro Forma Combined Schedule of Written Options

As of June 30, 2013

	Huntington Mid Corp America Fund		Huntington Situs Fund		Pro Forma Combined
	Contracts	Value	Contracts	Value	Contracts	Value
Cabela’s, Inc., Class A ,Call @ $70, Expiring September 2013	—	$—	200	$51,000	200	$51,000
Cabela’s, Inc., Class A ,Call @ $75, Expiring September 2013	—	—	200	25,000	200	25,000
Cabela’s, Inc., Class A ,Call @ $80, Expiring September 2013	—	—	200	11,500	200	11,500
Cabela’s, Inc., Class A ,Call @ $80, Expiring December 2013	—	—	200	39,000	200	39,000
Cerner Corp. ,Call @ $100, Expiring September 2013	—	—	200	66,000	200	66,000
Geospace Technologies Corp. ,Call @ $80, Expiring July 2013	—	—	100	3,750	100	3,750
Geospace Technologies Corp. ,Call @ $90, Expiring September 2013	—	—	160	16,400	160	16,400
Geospace Technologies Corp. ,Call @ $95, Expiring September 2013	—	—	160	9,600	160	9,600
Geospace Technologies Corp. ,Call @ $100, Expiring September 2013	—	—	160	5,200	160	5,200
Geospace Technologies Corp. ,Call @ $105, Expiring September 2013	—	—	160	8,400	160	8,400
Raymond James Financial, Inc. ,Call @ $40, Expiring July 2013	—	—	500	157,500	500	157,500
Sturm Ruger & Co., Inc. ,Call @ $50.5, Expiring July 2013	—	—	380	16,150	380	16,150
Trinity Industries, Inc. ,Call @ $41, Expiring October 2013	—	—	1,000	160,000	1,000	160,000

Total Written Options		$0		$569,500		$569,500

Pro Forma Notes to the Financial Statements

At June 30, 2013

Note 1 – Description

The Huntington Situs Fund (“Acquiring Fund”), a series of the Huntington Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

The Acquiring Fund consists of two classes of shares: Trust Shares and Class A Shares. All shareholders bear the common expenses of the Fund based on the daily net assets of each class of shares, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Huntington Mid Corp America Fund (“Target Fund”), a series of the Trust, by the Acquiring Fund as if such acquisition had taken place as of June 30, 2013.

Note 2 – Basis of Combination

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the year ended June 30, 2013. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each portfolio that are incorporated by reference in the Statement of Additional Information.

Note 3 – Security Valuation

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Trust calculates the NAV for each of the funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using discounted cash flow models, which the Trustees deem indicative of the estimated fair value of the real estate investments.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013 based on the three levels defined above, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

Fund Name	LEVEL 1	LEVEL 2	LEVEL 3	Total
Mid Corp America Fund
Common Stocks	$138,447,343	$—	$—	$138,447,343
Cash Equivalents	7,173,403	—	—	7,173,403
Short-Term Securities Held as Collateral for
Securities Lending	7,555,534	—	—	7,555,534

Total	153,176,280	—	—	153,176,280
Situs Fund
Common Stocks	254,649,856	—	—	254,649,856
Exchange-Traded Funds	975,600	—	—	975,600
Closed End Fund	408,000	—	—	408,000
Cash Equivalents	17,873,306	—	—	17,873,306
Short-Term Securities Held as Collateral for
Securities Lending	38,418,039	—	—	38,418,039

Total	312,324,801	—	—	312,324,801
Other Financial Instruments*
Written Options	(569,500)	—	—	(569,500)
Pro Forma Combined
Common Stocks	393,097,199	—	—	393,097,199
Exchange-Traded Funds	975,600	—	—	975,600
Closed End Fund	408,000	—	—	408,000
Cash Equivalents	25,046,709	—	—	25,046,709
Short-Term Securities Held as Collateral for
Securities Lending	45,973,573	—	—	45,973,573

Total	465,501,081	—	—	465,501,081
Other Financial Instruments*
Written Options	(569,500)	—	—	(569,500)

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

Note 4 – Capital Shares

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Target Fund by Acquiring Fund as of June 30, 2013. The number of retired shares was calculated by dividing the net asset value of Target Fund by the respective net asset value per share of Acquiring Fund. The pro forma number of shares outstanding, by class of shares, for the combined fund consists of the following at June 30, 2013:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Trust Shares	8,416,611	5,360,204	13,776,815
Class A Shares	2,322,069	409,443	2,731,512

Note 5 – Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Federal income tax law permits a regulated investment company to carry forward its net capital losses incurred prior to December 22, 2010, for a period of up to eight taxable years (net capital losses that arise in a tax year beginning after December 22, 2010 will generally be able to be carried forward without limit). The Acquiring Fund, nor the Target Fund currently has no capital losses outstanding as of the most recent fiscal year end.

PART C. OTHER INFORMATION

Item 15 Indemnification

(1)

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant’s Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts. Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16	Exhibits

(1)

1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

2	Conformed copy of Amendment No. 1 to Agreement and Declaration of trust of the Registrant, dated April 27, 2006;	(9)

(2)

1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(3)	Not applicable

(4)

1	Form of Agreement and Plan of Reorganization is filed herewith	(+	)

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference

(6)

1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)

3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)

5	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)

7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)

8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)

11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc. (terminated);	(9)

12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.;	(11)

13	Conformed copy of Letter Agreement dated October 29, 2008 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

14	Conformed copy of Letter Agreement dated January 29, 2009 to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(15)

15	Conformed copy of Exhibit A to the Investment Advisory Agreement by and between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of October 21, 2008;	(15)

16	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc.;	(15)

17	Conformed copy of Letter Agreement dated April 27, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Balanced Fund;	(17)

18	Conformed copy of Letter Agreement dated June 15, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund;	(17)

19	Conformed copy of Letter Agreement dated July 29, 2009, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Growth Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;	(17)

20	Conformed copy of Letter Agreement dated December 28, 2009 to Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Global Select Markets Fund;	(19)

21	Conformed copy of Schedule A to the Investment Advisory Agreement between the Registrant and Huntington Asset Advisors, Inc., amended and restated as of December 28, 2009;	(19)

22	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund;	(22)

23	Amendment to the Investment Advisory Agreement dated June 23, 2006 between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

24	Investment Subadvisory Agreement dated July 21, 2011 between Huntington Asset Advisors, Inc. and Haberer Registered Investment Advisor, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

25	Amendment to the Investment Advisory Agreement dated May 25, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

26	Amendment to the Investment Advisory Agreement dated June 22, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

27	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

28	Amendment to the Investment Advisory Agreement dated August 9, 2012, between the Registrant and Huntington Asset Advisors, Inc.;	(26)

(7)

1	Conformed copy of Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

2	Conformed copy of Amendment to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

3	Conformed copy of Exhibit A to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributor’s Contract between Registrant and Edgewood Services, Inc.;	(11)

5	Conformed copy of Exhibit B to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

7	Conformed copy of Exhibit C to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)

9	Conformed copy of Exhibit D to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)

10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

11	Form of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009;	(15)

12	Conformed copy of Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibits A and B;	(17)

13	Conformed copy of Amended and Restated Exhibit A to the Distribution Agreement, dated December 28, 2009;	(17)

14	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington World Income Fund;	(22)

15	Amendment to Distribution Agreement between the Registrant and Unified Financial Securities, Inc., dated April 1, 2009, including Exhibit A, relating to the Huntington Disciplined Equity Fund;	(23)

16	Amendment to the Distribution Agreement dated May 25, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Income Generation Fund;	(24)

17	Amendment to the Distribution Agreement dated June 22, 2012, including Exhibit A, between the Registrant and Unified Financial Securities, Inc., relating to the Huntington Longer Duration Fixed Income Fund;	(25)

18	Amended Distribution Agreement dated August 31, 2012, including Exhibits A and B, between the Registrant and Unified Financial Securities, Inc.	(26)

(8)	Not applicable

(9)

1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)

5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)

11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)

13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)

14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

15	Conformed copies of Schedules A and B to the Custodian Agreement between the Registrant and Huntington National Bank, dated October 21, 2008;	(15)

16	Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company, dated September 19, 2007;	(15)

17	Form of Global Sub-Custodian Agreement between The Huntington National Bank and Brown Brothers Harriman & Co.;	(15)

18	Conformed copy of Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

19	Conformed copy of Appendix B Amended & Restated as of July 29, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(17)

20	Conformed copy of Appendix B Amended & Restated as of December 28, 2009, to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank;	(19)

21	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington World Income Fund;	(22)

22	Amendment to the Custodian Agreement, dated May 26, 2009, between the Registrant and The Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

23	Amended and Restated Custodian Agreement dated May 26, 2009, as amended August 31, 2012, between the Registrant and The Huntington National Bank	(24)

24	Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(25)

25	Revised Amendment to Custodian Agreement dated November 8, 2012, between the Registrant and The Huntington National Bank	(26)

(10)

1	Copy of the Distribution Plan of the Registrant, dated June 23, 2006	(9)

2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)

3	Copy of the Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

4	Copy of Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(15)

5	Copy of Exhibit A to Amended and Restated Distribution Plan of the Registrant, dated April 1, 2009;	(17)

6	Copy of Exhibit A to Distribution Plan of the Registrant, amended and restated as of December 28, 2009;	(19)

7	Amendment to the Distribution Plan of the Registrant, regarding the Huntington World Income Fund;	(22)

8	Amendment to the Distribution Plan of the Registrant, regarding the Huntington Disciplined Equity Fund;	(23)

9	Amended and Restated Distribution Plan of the Registrant dated August 31, 2012	(24)

(11)	Not applicable

(12)

1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences, are filed herewith	(+)

(13)

1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

2	Conformed copy of Amended and Restated Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated April 23, 2008, between the Registrant and Unified Funds Services, Inc.;	(14)

3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)

6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)

10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and The Huntington National Bank, dated June 23, 2006;	(9)

12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 2007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)

15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)

16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(9)

17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(12)

18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)

22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)

23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)

26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)

27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)

28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.) dated January 1, 2008;	(12)

29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)

30	Conformed copy of Exhibit A dated September 10, 2008 to Registrant’s Shareholder Services Plan;	(14)

31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)

37	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

38	Conformed copy of Consultant Agreement between Huntington Asset Advisors, Inc. and Laffer Investments, Inc. dated September 1, 2008;	(14)

39	Conformed copy of Schedule A to the Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Assurance Company of Canada (U.S.), dated October 21, 2008;	(15)

40	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee William H. Zimmer III, dated October 21, 2008;	(15)

41	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Thomas Westerfield, dated October 21, 2008	(15)

42	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Mark Shary, dated October 21, 2008;	(15)

43	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee Tadd Seitz, dated October 21, 2008;	(15)

44	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee B. Randolph Bateman, dated October 21, 2008;	(15)

45	Copy of Appendix A to Indemnification Agreement between Registrant and Trustee David Schoedinger, dated October 21, 2008;	(15)

46	Conformed copy of Amended and Restated Administrative Services Agreement between the Registrant and The Huntington National Bank, dated December 1, 2008;	(15)

47	Form of Mutual Fund Services Agreement, Fund Sub-Administration Services between The Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009;	(15)

48	Form of Mutual Fund Sales and Services Agreement (Unified Financial Securities, Inc.);	(15)

49	Conformed copy of Amended and Restated Exhibit #2 to Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated May 1, 2008;	(15)

50	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and the Registrant (Amended and Restated as of October 21, 2008);	(15)

51	Conformed copy of Amendment No. 2 to Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated November 1, 2008;	(15)

52	Form of Shareholder Services Agreement of the Registrant (including Amended and Restated Amendment #1 to Exhibit A);	(15)

53	Conformed copy of Second Amended and Restated Exhibit A to The Huntington Funds Shareholder Services Plan, dated September 17, 2008;	(15)

54	Conformed copy of Mutual Fund Services Agreement for Sub-Administration Services between Huntington National Bank and Unified Fund Services, Inc., dated April 1, 2009, including Exhibit A and Exhibit B;	(17)

55	Conformed copy of Amended and Restated Exhibit A (dated April 1, 2009) to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(17)

56	Conformed copy of Amendment dated May 7, 2009, to Amended and Restated Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(17)

57	Conformed copy of Fund Participation Agreement between Nationwide Financial Services, Inc. and Unified Financial Securities, Inc. as distributor of the Funds, dated April 21, 2009, including Exhibits A through D	(17)

58	Form of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Unified Financial Securities, Inc. and Hartford Life Insurance Company, dated April 1, 2009, including Schedules A through C;	(17)

59	Conformed copy of Exhibit A, Amended & Restated as of July 29, 2009, to Mutual Fund Services Agreement, Transfer Agency Services dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(17)

60	Conformed copy of Indemnification Agreement between Registrant and Trustee Alistair Jessiman, dated January 29, 2010;	(19)

61	Conformed copy of Exhibit A to the Shareholder Services Plan of The Huntington Funds, amended and restated as of December 28, 2009;	(19)

62	Copy of Exhibit A to the Shareholder Services Agreement of the Registrant, amended and restated as of December 28, 2009;	(19)

63	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Fund Sub-Administration Services, dated December 28, 2009;	(19)

64	Conformed copy of Exhibit A to the Mutual Fund Services Agreement for Transfer Agency Services between Unified Fund Services, Inc. and The Huntington Funds, amended and restated as of December 28, 2009;	(19)

65	Conformed copy of Exhibit A to the Administrative Services Agreement, amended and restated as of December 28, 2009;	(19)

66	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington World Income Fund;	(22)

67	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington World Income Fund;	(22)

68	Amendment to the Shareholder Services Agreement, regarding the Huntington World Income Fund;	(22)

69	Amendment to Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc., relating to the Huntington Disciplined Equity Fund;	(23)

70	Amendment to Administrative Services Agreement, Exhibit A, dated June 23, 2006, between the registrant and Huntington National Bank, relating to the Huntington Disciplined Equity Fund;	(23)

71	Amendment to the Shareholder Services Agreement, regarding the Huntington Disciplined Equity Fund;	(23)

72	Conformed copy of Exhibit A, Amended and Restated as of July 5, 2010, to the Financial Administration and Accounting Services Agreement between the Registrant and The Huntington National Bank dated December 1, 2001;	(23)

73	Expense Limitation Agreement dated August 31, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Income Generation Fund;	(24)

74	Expense Limitation Agreement dated September 28, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Dividend Capture Fund	(25)

75	Expense Limitation Agreement dated November 30, 2012, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington World Income Fund	(26)

76	Expense Limitation Agreement dated February 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington US Treasury Money Market Fund	(27)

77	Expense Limitation Agreement dated February 15, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Real Strategies Fund	(28)

78	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Balanced Allocation Fund	(29)

79	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Conservative Allocation Fund	(30)

80	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Allocation Fund	(31)

81	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Global Select Markets Fund	(32)

82	Expense Limitation Agreement dated May 1, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington VA Balanced Fund	(33)

83	Amended and Restated Administrative Services Agreement dated June 23, 2006, as amended August 31, 2012, between the Registrant and The Huntington National Bank	(34)

84	Amendment to Mutual Fund Services Agreement for Transfer Agency Services dated August 31, 2012, between the Registrant and Huntington Asset Services, Inc.	(35)

85	Administrative Services Agreement dated December 1, 2012, between the Registrant and Huntington Asset Services, Inc	(36)

86	Expense Limitation Agreement dated April 24, 2013, between the Registrant and Huntington Asset Advisors, Inc., relating to the Huntington Growth Fund	(37)

(14)

1	Consent of Ernst & Young, LLP, is filed herewith.	(+ )

(15)	Not applicable

(16)

1	Powers of Attorney of the Board of Trustees of The Huntington Funds, is filed herewith.	(+)

(17)	Not applicable

(+)	Exhibit is being filed electronically with registration statement.

ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)

1	PEA No. 20 filed April 26, 1996.

2	PEA No. 38 filed February 21, 2002.

3	PEA No. 26 filed April 30, 1998.

4	PEA No. 43 filed February 2, 2004.

5	PEA No. 44 filed February 23, 2004.

6	PEA No. 45 filed April 29, 2004.

7	PEA No. 47 filed April 29, 2005.

8	PEA No. 48 filed April 28, 2006.

9	PEA No. 50 filed August 24, 2006.

10	PEA No. 51 filed February 8, 2007.

11	PEA No. 52 filed April 30, 2007.

12	PEA No. 56 filed April 14, 2008.

13	PEA No. 57 filed April 29, 2008.

14	PEA No. 63 filed October 21, 2008.

15	PEA No. 64 filed April 29, 2009.

16	PEA No. 65 filed May 15, 2009.

17	PEA No. 66 filed October 14, 2009.

18	PEA No. 67 filed February 24, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No.             to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis.

THE HUNTINGTON FUNDS

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date(s) indicated:

*BY:	/s/ Jay S. Fitton	October 7, 2013
	Jay S. Fitton, Attorney in Fact for the Persons Listed Below	Date

	/s/ Joseph L. Rezabek	October 7, 2013
	Joseph L. Rezabek, President	Date

	/s/ R. Jeffrey Young	October 7, 2013
	R. Jeffrey Young, Principal Executive Officer	Date

	/s/ Martin R. Dean	October 7, 2013
Anti-Money Laundering Officer and Chief Compliance Officer

	/s/ Robert W. Silva	October 7, 2013
	Robert W. Silva, Treasurer and Principal Financial Officer	Date

	*	October 7, 2013
	David S. Schoedinger, Trustee	Date

	*	October 7, 2013
	Thomas J. Westerfield, Trustee	Date

	*	October 7, 2013
	Mark D. Shary, Trustee	Date

	*	October 7, 2013
	William H. Zimmer, Trustee	Date

	*	October 7, 2013
Eddie R. Munson, Trustee

*	By Power of Attorney

Exhibit Index

Exhibit	Item

(4) 1	Form of Agreement and Plan of Reorganization

(12) 1	Opinions of Sullivan & Worcester, LLP, as to certain tax consequences

(14) 1	Consent of Ernst & Young, LLP

(16) 1	Powers of Attorney of the Board of Trustees of The Huntington Funds